Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Intangible Assets, Net [Line Items]
Total Intangible assets	¥ 69,027		¥ 86,133	¥ 85,236
Accumulated amortization	(43,913)		(39,415)	(32,881)
Impairment loss of intangible assets	(20,488)		(17,220)	(17,220)
Intangible assets, net	4,626	$ 634	29,498	35,135
Brokerage licenses [Member]
Schedule of Intangible Assets, Net [Line Items]
Total Intangible assets	52,247		52,133	51,236
Trade Name [Member]
Schedule of Intangible Assets, Net [Line Items]
Total Intangible assets	6,400		6,400	6,400
Technology [Member]
Schedule of Intangible Assets, Net [Line Items]
Total Intangible assets	¥ 10,380		¥ 27,600	¥ 27,600